GMO Emerging Country Debt Shares Fund Shareholder Fees - GMO Emerging Country Debt Shares Fund	Feb. 28, 2026
Class R6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Class I
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(0.75%)	[1]

[1]	These amounts are paid to and retained by GMO Emerging Country Debt Fund (“ECDF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs. The purchase premiums and redemption fees paid by the Fund to ECDF are indirectly borne pro rata by each Fund shareholder in connection with the Fund’s investments in, and redemptions from, ECDF (including investments or redemptions made in connection with another Fund shareholder’s purchase or redemption of Fund shares).